Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Related Party [Disclosure]
Schedule of transactions that are entered into with related parties	The following table provides the total amount of transactions that are entered into with related parties for the relevant financial years.
		Interest income on net investments in subleases	Revenue from a related party	Acquisition of a subsidiary	Copyright expenses
		RMB’000	RMB’000	RMB’000	RMB’000
Shareholder of the Company	2022	—	—	—	—
	2021	—	—	—	—
	2020	—	—	174,944	—
BMF Culture*	2022	—	—	—	—
	2021	—	—	—	—
	2020	23	—	—	—
Naxos^	2022	—	—	—	5,203
	2021	—	—	—	7,743
	2020	—	—	—	—
*	A director of the Company is the controlling shareholder of Rosenkavalier, the parent company of BMF Culture. BMF Culture became a subsidiary of the Group since February 29, 2020. Further details are disclosed in note 8 to the consolidated financial statements.
^	Naxos refers to Naxos Global Distribution Limited, Naxos Rights International Limited and their affiliates and subsidiaries, of which a director of the Company is the controlling shareholder.

Schedule of outstanding balances
		Net investments in subleases	Due from related parties /shareholders	Due to a related party/ a shareholder
		RMB’000	RMB’000	RMB’000
Naxos One Holding Limited（Former Name: Shigoo Limited）#	2022	—	304	488
	2021	—	306	—
Shareholders of the Company	2022	—	99	325
	2021	—	100	325
Hoi Tung Chan^	2022	—	2,073	—
	2021	—	—	—
#	A director of the Company is the controlling shareholder of Naxos One Holding Limited. The amount due from Naxos One Holding Limited was unsecured, interest-free and repayable on demand, while the amount due to Naxos One Holding Limited was unsecured, interest-free and repayable within one year.
^	Hoi Tung Chan was the Chief Financial Officer of Kuke Music Holding Limited, who resigned its position on 12th May, 2023. The amount due from Hoi Tung Chan was unsecured, interest-free and repayable on demand.

Schedule of key management personnel of the Group	The following table provides compensation of key management personnel of the Group:
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Short term employee benefits	4,239	7,833	7,875
Equity-settled share-based payment expenses	9,002	30,650	14,269
Post employment benefits	552	518	356
Total compensation paid to key management personnel	13,793	39,001	22,500